Loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss used in basic EPS and diluted EPS:
Continuing operations	£ (10,368)	£ (11,705)	£ (6,161)
Discontinued operations	£ (4,662)	£ (4,359)	£ (14,001)
Denominator
Weighted average number of ordinary shares used in basic EPS (in shares)	61,126,053	51,317,320	36,072,752
Continuing operations - pence	£ 17	£ 23	£ 17
Discontinued operations - pence	£ 8	£ 8	£ 39